Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 26,148,287	$ 29,726,302
Dividend and interest income	1,792,720	1,453,328
Net investment income	27,941,007	31,179,630
Interest income on notes receivable from participants	452,990	425,949
Employee (including rollovers)	12,442,363	36,689,955
Employer	5,659,794	6,396,391
Total contributions	18,102,157	43,086,346
Total additions	46,496,154	74,691,925
Benefits paid to participants	30,238,310	77,223,957
Administrative expenses	224,891	230,648
Total deductions	30,463,201	77,454,605
Increase/(Decrease) in net assets available for benefits, before transfers	16,032,953	(2,762,680)
Net transfers to other Clearwater Paper plan	(1,561,564)	(2,098,337)
Net increase in net assets available for benefits prior to transfers per the financial statements	14,471,389	(4,861,017)
Net assets available for benefits per the financial statements	241,363,244	226,891,855
End of year	(241,363,244)	(226,891,855)
Investments, at fair value (Note 3)	233,558,645	220,077,062
Fair Value, Inputs, Level 3 [Member]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Investments, at fair value (Note 3)	0	0
EBP, Self-Directed Brokerage Account [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Investments, at fair value (Note 3)	$ 0	$ 0